Short Term Debt (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Nov. 01, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 10, 2011 Health Guru Media [Member]	Jun. 30, 2013 Health Guru Media [Member]	Mar. 31, 2014 Health Guru Media [Member]	Dec. 31, 2013 Health Guru Media [Member]	Jun. 10, 2011 Health Guru Media [Member] First Tranche [Member]	Jun. 10, 2011 Health Guru Media [Member] Second Tranche [Member]
Debt Instrument [Line Items]
Debt instrument term	3 years					1 year
Line of credit facility	$ 5,000
Increase line of credit facility	10,000
Borrowing capital description	The Borrowing Base is equal to 85% of eligible accounts receivable plus the lesser of 75% of eligible unbilled accounts receivable or $500 less reserves established by Lender from time to time less $500. Kitara Media shall maintain at all times minimum excess availability of not less than $500. The credit line terminates on November 1, 2016, at which time all amounts outstanding must be paid.					Health Guru Media presents invoices to the Bank who then advances it up to 60% of eligible invoices and may remain outstanding for up to 120 days of the invoice date or 60 days past due.
Short term debt, amount	2,500	2,871	3,304	0	3,000				2,000	1,000
Interest rate of credit facility	4.25%	13.00%						13.00%
Interest charge	10
Minimum maintain creditt facility	1,000
Short term debt outstanding		908	841		500		1,017	1,383
Capital expenditures	100
Due date of notes payable	Apr. 30, 2015		Jan. 01, 2023						Oct. 01, 2014	Dec. 01, 2014
Capitalized software development costs	1,000
Financing Receivable, Net							946	1,080
Debt Instrument, Interest Rate Terms						All debits in the account shall bear interest daily at a rate equal to 1.75% above prime rate as published in the Wall Street Journal.		Interest is payable monthly at an annual interest rate which is a sum of the prime rate, as published by The Wall Street Journal, plus 9.75% per annum (the "Combined Interest Rate").
Bank Charge Commission Rate						0.35%
Debt Instrument gross proceeds		1,000
Debt Instrument, Face Amount			$ 200